Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at beginning	$ 70,870,000
Issuance of warrants			$ 141,000
Derivative warrant liabilities at ending	65,414,000	$ 70,870,000	$ 0
ArcLight
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at beginning	49,310,000	0
Issuance of Public and Private Warrants		16,090,000
Issuance of warrants		1,469,100
Change in fair value of derivative warrant liabilities	73,250,000	31,750,900
Change in fair value of derivative warrant liabilities	73,250,000
Derivative warrant liabilities at ending	$ 122,560,000	$ 49,310,000